New Standards Adopted as at April 1, 2018 (Tables)	12 Months Ended
Mar. 31, 2019
New Standards Adopted As At April 1 2018
Schedule of Original Measurement Categories Under IAS 39 and New Measurement Categories Under IFRS 9 for Each Class of Groups Financial Assets and Financial Liabilities
	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Assets
Cash and cash equivalents	Loans and Receivables	At amortized cost	87,762	87,762
Restricted deposits	Loans and Receivables	At amortized cost	7,468	7,468
Investment in equity instruments	Available for sale financial assets	Financial assets at FVTOCI*	27,257	27,257
Trade and other receivables	Loans and Receivables	At amortized cost	235,726	235,726
Total			358,213	358,213

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Liabilities
Total borrowings (excluding convertible notes)	At amortized cost	At amortized cost	190,936	174,533
Convertible notes	Financial liabilities at FVTPL	Financial liabilities at FVTPL**	86,010	86,010
Trade and other payables	At amortized cost	At amortized cost	72,142	72,142
Acceptances	At amortized cost	At amortized cost	8,898	8,898
Total			357,986	341,583

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Assets
Cash and cash equivalents	Loans and Receivables	At amortized cost	89,117	89,117
Restricted deposits	Loans and Receivables	At amortized cost	56,614	56,614
Investment at fair value	Available for sale financial assets	Financial assets at FVTPL**	1,042	1,042
Investment at amortised cost	Available for sale financial assets	Financial assets at FVTOCI*	2,650	2,650
Trade receivables	Trade Accounts Receivables	At amortized cost	71,129	71,129
Trade receivables	Trade Accounts Receivables	Financial assets at FVTOCI*	125,229	125,229
Total			350,445	345,781

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Liabilities
Total borrowings (excluding convertible notes)	At amortized cost	At amortized cost	212,479	205,911
Convertible notes	Financial liabilities at FVTPL	Financial liabilities at FVTPL**	68,349	68,349
Trade and other payables	At amortized cost	At amortized cost	83,487	83,487
Acceptances	At amortized cost	At amortized cost	8,366	8,366
Total			372,681	366,113

* FVTOCI – Fair value through other comprehensive income.

** FVTPL - Fair value through profit and loss.

Summary of Impacts of Adopting IFRS 15 and IFRS 9
	As of March 31, 2018 (Reported)	IFRS 9	As of April 1, 2018
Assets
Trade and other receivables	$254,223	$(18,497)	$235,726
Deferred income tax liabilities	39,519	(673)	38,846
Currency translation reserve	(56,722)	(34)	(56,756)
Reserves	422,992	(14,270)	408,722
Non-controlling interests	137,728	(3,520)	134,208

	Balance at March 31, 2019 (Reported)	IFRS 9	IFRS 15(*)	Balance at March 31, 2019 (without adoption of IFRS 9/15)
Assets
Trade and other receivables	$215,210	$10,767	$24,273	$250,250
Liabilities and Shareholders' Equity
Currency translation reserve	(64,179)	(126)	—	(64,305)
Reserves	(2,202)	4,121	22,918	24,837
Other long-term liability	13,898	—	(458)	13,440
Deferred income tax liabilities	27,427	921	—	28,348
Non-controlling interests	135,529	5,851	1,813	143,193

	March 31, 2019 (Reported)	IFRS 9(*)	IFRS 15(*)	March 31, 2019 (without adoption of IFRS 9/15)
Revenue	$270,126	$—	$24,273	$294,399
Cost of sales	(155,396)	—	—	(155,396)
Gross profit	114,730	—	24,273	139,003
Administrative cost	(87,134)	10,673	—	(76,461)
Operating profit before exceptional item	27,596	10,673	24,273	62,542
Impairment loss	(423,335)	—	—	(423,335)
Operating profit/(loss)	(395,739)	10,673	24,273	(360,793)
Financing costs	(24,093)	—	458	(23,635)
Finance income	16,419	(2,209)	—	14,210
Net finance costs	(7,674)	(2,209)	458	(9,425)
Other gains/(losses)	288	(20,698)	—	(20,410)
Profit/(loss) before tax	(403,125)	(12,234)	24,731	(390,628)
Income tax	(7,328)	(248)	—	(7,576)
Profit/(loss) for the year	(410,453)	(12,482)	24,731	(398,204)
Other comprehensive income / (loss)	(41,462)	4,664	—	(36,798)
Total comprehensive (loss)/income for the year	(451,915)	(7,818)	24,731	(435,002)

Profit/(loss) for the year
Attributable to
Equity holders of Eros International Plc	(423,867)	(14,591)	22,918	(415,540)
Non-controlling interest	13,414	2,109	1,813	17,336
Total comprehensive (loss)/income for the year
Attributable to
Equity holders of Eros International Plc	(459,321)	(10,149)	22,918	(446,552)
Non-controlling interest	7,406	2,331	1,813	11,550

	Basic	Diluted
Earnings
Earnings attributable to the equity holders of the parent	$(415,540)	$(415,540)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(197)
Adjusted earnings attributable to equity holders to Eros International Plc	(415,540)	(415,737)
Number of shares
Weighted average number of shares	70,706,579	70,706,579
Potential or dilutive effect related to share based compensation scheme	—	1,463,640
Adjusted weighted average number of shares	70,706,579	72,170,219
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (in cents)	(587.7)	(587.7)